Deferred Taxes - Schedule of Unrecognised Deferred Tax Asset Balance Roll Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	€ 66,208	€ 61,300	€ 53,279
Temporary difference creation or reversal	(1,014)	(2,981)	(536)
Change in Tax-losses carried forward	8,820	8,064	8,556
Closing balance	74,562	66,208	€ 61,300
USA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate applicable	€ 548	€ (176)